SHARE-BASED COMPENSATION - Summary of option activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2017 USD ($) shares year
Options
Beginning balance outstanding (in shares) | shares	3,326	3,223
Granted (in shares) | shares	642	470
Exercised (in shares) | shares	(25)	(5)
Forfeited (in shares) | shares	(116)	(128)
Expired (in shares) | shares	(329)	(234)
Ending balance outstanding (in shares) | shares	3,498	3,326
Options exercisable (in shares) | shares	2,664	2,536
Weighted– Average Exercise price ($CAD)
Beginning balance outstanding (in $CAD per share) | $	$ 5.93	$ 6.45
Granted (in $CAD per share) | $	4.61	6.40
Exercised (in $CAD per share) | $	3.24	2.75
Forfeited (in $CAD per share) | $	8.96	11.35
Expired (in $CAD per share) | $	9.35	10.95
Ending balance outstanding (in $CAD per share) | $	5.28	5.93
Weighted Average Exercise price exercisable (in $CAD per share) | $	$ 5.42	$ 6.30
Weighted– Average Remaining Contractual Term (Years)
Beginning balance outstanding | year	5.9	5.7
Granted | year	9.2	9.7
Exercised | year	1.6	7.3
Forfeited | year	3.6	1.8
Ending balance outstanding | year	6.3	5.9
Weighted Average Remaining Contractual Term exercisable | year	5.5	5.1